CONTRACT LIABILITIES (Details Narrative) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Recognize revenue	$ 7.8
Course fees received from students
Fee received	7.5
Tailored job readiness training service fees
Fee received	0.3
Consulting [Member]
Recognize revenue	$ 0.3